OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 12,717	$ 11,099
Provision for warranty costs	2,023	2,460
Government authorities	3,172	3,655
Accrued expenses	4,682	4,128
Advanced payments from customers	1,629	415
Other	558	668
Other accounts payable and accrued expenses	$ 24,781	$ 22,425